BORROWINGS - Narrative (Details) ¥ in Millions	Nov. 19, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 02, 2024 CNY (¥)	Feb. 16, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Other borrowings		$ 137,400,000	$ 136,500,000
Amount of funding		928,600,000	$ 927,300,000
USD 800 million of 6.750% new senior secured notes
Disclosure of detailed information about borrowings [line items]
Loan amount					$ 800,000,000
Borrowings, interest rate					6.75%
China Merchants Bank Co Ltd Line Of Credit
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥	¥ 500			¥ 500
Other borrowings		$ 68,700,000
Duration of the loans	1 year
Adjustment to interest rate basis (as a percent)	0.50%
China Merchants Bank Co Ltd Line Of Credit | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.00%
China Merchants Bank Co Ltd Line Of Credit | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.60%
IFRS Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of funding		$ 0